Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) - Customer			12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Concentration Risk [Line Items]
Number of customers with an account receivable balance of more than 10% of total accounts receivable	1		1	1
US federal corporate tax rate	21.00%	35.00%	0.00%	0.00%	0.00%
Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable			19.00%	27.00%